Note 16 - Business Acquisition (Detail) (USD $)	4 Months Ended	8 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 13, 2011	Apr. 28, 2011	Mar. 09, 2011
Equity Method Investment, Ownership Percentage	100.00%		99.90%				99.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	$ 1,385,000		$ 95,000	$ 4,573,430	$ 5,000	$ 400,000
Business Acquisition, Cost of Acquired Entity, Cash Paid	750,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	500,000
Earn Out Component Of Acquisition Stock Price Per Share (in Dollars per share)	$ 0.77
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	385,000
Working Capital Value	300,000
Installment Payments For Business Acquisition		1,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 1,385,000